Janus Henderson Global Sustainable Equity Portfolio Annual Fund Operating Expenses - Institutional Shares [Member] - Janus Henderson Global Sustainable Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.68% for at least a one-year period commencing on April 30, 2026. This contractual waiver may be terminated or modified only at the discretion of the Portfolio’s Board of Trustees.
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	1.41%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(1.42%)	[1]
Net Expenses (as a percentage of Assets)	0.74%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.68% for at least a one-year period commencing on April 30, 2026. This contractual waiver may be terminated or modified only at the discretion of the Portfolio’s Board of Trustees.